NEWPORT TIGER CUB FUND
                             Class A, B and C Shares

                Supplement to Prospectus dated November 30, 1998
                    (Replacing Supplement dated June 7, 1999)

Pursuant to approval of the Board of Trustees, shareholders of Newport Tiger Cub Fund (Fund) will consider a proposal to merge the Fund with Newport Asia Pacific Fund at a special meeting scheduled for September 9, 1999.

Beginning on August 6, 1999, the Fund will be closed to new investors and subsequent investments including exchange purchases and additional purchases by existing shareholders.

JO-43/200H-0599                           June 7, 1999

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                             NEWPORT TIGER CUB FUND
                                 Class Z Shares

                Supplement to Prospectus dated November 30, 1998
                    (Replacing Supplement dated June 7, 1999)

Pursuant to approval of the Board of Trustees, shareholders of Newport Tiger Cub Fund (Fund) will consider a proposal to merge the Fund with Newport Asia Pacific Fund at a special meeting scheduled for September 9, 1999.

Beginning on August 6, 1999, the Fund will be closed to new investors and subsequent investments including exchange purchases and additional purchases by existing shareholders.

JO-43/203H-0599                           June 7, 1999